Income Taxes (Tables)	12 Months Ended
Sep. 30, 2013
Income Taxes [Abstract]
Schedule Of Income Tax Expense

	2013	2012	2011
	(Dollars in thousands)
Current:
Federal	$27,570	$32,353	$25,889
State	2,963	3,044	2,707
	30,533	35,397	28,596
Deferred:
Federal	5,586	5,638	(8,933)
State	110	451	(714)
	5,696	6,089	(9,647)
	$36,229	$41,486	$18,949

Differences Between Effective Rates And Statutory Federal Income Tax Rate Computed On Income Before Income Tax Expense

	2013		2012		2011
	Amount	%	Amount	%	Amount	%
	(Dollars in thousands)
Federal income tax expense
computed at statutory Federal rate	$36,949	35.0%	$40,600	35.0%	$20,073	35.0%
Increases (Decreases) in taxes resulting from:
State taxes, net of Federal tax effect	3,073	2.9	3,495	3.0	1,993	3.4
Low income housing tax credits	(2,675)	(2.5)	(2,081)	(1.8)	(1,397)	(2.4)
ESOP related expenses, net	(347)	(0.3)	591	0.5	(495)	(0.9)
Other	(771)	(0.8)	(1,119)	(0.9)	(1,225)	(2.1)
	$36,229	34.3%	$41,486	35.8%	$18,949	33.0%

Deferred Income Tax Expense (Benefit) Results From Temporary Differences In Recognition Of Revenue And Expenses For Tax

	2013	2012	2011
	(Dollars in thousands)
Foundation contribution	$3,216	$5,422	$(12,824)
Fixed assets	1,365	629	1,006
ACL	982	1,617	(197)
FHLB stock dividends	866	1,650	1,432
Mortgage servicing rights	(155)	(521)	(885)
Other, net	(578)	(2,708)	1,821
	$5,696	$6,089	$(9,647)

Components Of Net Deferred Income Tax Liabilities

	2013	2012

	(Dollars in thousands)
Deferred income tax assets:
Foundation contribution	$4,186	$7,402
ACL	1,264	2,246
Salaries and employee benefits	2,071	1,612
ESOP compensation	1,004	949
Other	4,179	4,194
Gross deferred income tax assets	12,704	16,403

Valuation allowance	(1,824)	(1,926)
Gross deferred income tax asset, net of valuation allowance	10,880	14,477

Deferred income tax liabilities:
FHLB stock dividends	21,344	20,478
Fixed assets	5,015	3,650
Unrealized gain on AFS securities	4,417	14,712
Other	541	679
Gross deferred income tax liabilities	31,317	39,519

Net deferred tax liabilities	$20,437	$25,042